Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income/(loss)	$ 118,907	$ (394,051)
operating activities:
Depreciation	0	784
Loss on Disposal of Computer Equipment	1,436	0
Note Payable Converted into Shares	0	14,000
Value of Shares returned for services not performed	(40,833)	387,500
Changes in Assets and Liabilities:
(Increase)/Decrease in Accounts Receivable	(3,714)	(58,341)
(Increase) in Interest Receivable--Related Party	(17,531)	0
Decrease in Prepaid and Other Current Assets	14,428	(923)
(Decrease) in Accruals and Other Payables	7,823	(34,588)
(Decrease) in Accounts Payable	(36,904)	5,407
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	43,612	(80,212)
CASH FLOWS FROM INVESTING ACTIVITIES:
(Increase)/Decrease in Related Party Loan	0	15,000
NET CASH PROVIDED BY OPERATING ACTIVITIES	0	15,000
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Issuance of Convertible Note Payable	0	50,000
Principal Reduction on Convertible Note Payable--shares issued	0	(14,000)
Payoff of Convertible Note Payable	(36,000)	0
Principal Payments Made on line of Credit	(18,540)	(19,633)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(54,540)	16,367
CASH EQUIVALENTS	(10,928)	(48,845)
CASH AND CASH EQUIVALENTS:
Beginning of Period	27,603	76,448
End of Period	16,675	27,603
CASH PAID DURING THE PERIOD FOR:
Interest	6,098	8,100
Taxes	0	0
NON CASH INVESTING AND FINANCING ACTIVITIES:
Shares of Common Stock Returned for Consulting Services not Performed	98,000	0
Shares of Common Stock Issued for Prepaid Consulting Services	0	37,500
Stock Issued for Consulting Services/Employee Bonus	$ 0	$ 356,000